Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense By Nature [Line Items]
Export withholdings	$ 237	$ 89	$ 251
Research and development expense	40	23	27
Expense relating to short term lease	43	75	63
Expense relating to lease underlying asset	92	104	104
Turnover tax	594	$ 541	$ 567
Expense from cash-settled share-based payment transactions	$ 33